Significant Accounting Policies (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Begining Balance	$ 882,298
Reclassification of warrants presented at fair value to equity		$ 16,883	$ 117,500
Fair value of warrants to investors	142,470	457,501
Changes in Fair value of warrants and capital note	19,278	(235,382)	(59,901)
Ending Balance	1,005,490	882,298
Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Begining Balance	882,298		389,000
Fair value of warrants to investors and service provider			7,500
Fair value of embedded conversion feature presented in fair value			19,990
Change in fair value of warrants and embedded conversion feature presented in fair value			59,901
Reclassification of embedded conversion feature presented in fair value from liability to equity			(358,891)
Reclassification of warrants presented at fair value to equity			(117,500)
Fair value of warrants and capital note		882,298
Fair value of warrants to investors	142,470
Changes in Fair value of warrants and capital note	(19,278)
Ending Balance	$ 1,005,490	$ 882,298